Cash	6 Months Ended
Jun. 30, 2024
Cash [Abstract]
Cash
3.	Cash

Cash represent cash on hand and demand deposits placed with banks, which are unrestricted as to withdrawal or use. Cash primarily consist of the following currencies:

	As of June 30, 2024	As of December 31, 2023
	In thousands of USD
RMB	$30,470	$22,125
HKD	*	2
USD	3,717	3,729
Total	$34,187	$25,856

*	represents amount less than $1,000.